Pensions and other post-retirement benefit obligations Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (330)	£ 263
Increase (decrease) in net surplus (deficit) in plan	593
Increase (decrease) in net defined benefit liability (asset)	703
Employer contributions	242
Country of domicile [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)	359
Gain (loss) on remeasurement, net defined benefit liability (asset)	135
Country of domicile [member] | National Grid UK Pension Scheme [Member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(1,277)	(1,105)
Country of domicile [member] | National Grid Electricity Group Of The Electricity Supply Pension Scheme [Member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(209)	(73)
Foreign countries [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)	344
Foreign countries [member] | Niagara Mohawk Power [Member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (268)	£ (231)